WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 98.7%
Education - 11.2%
California Enterprise Development Authority, Student Housing Revenue, M@College Project, Series A	5.000%	8/1/35	$400,000	$475,447
California State Infrastructure & Economic Development Bank Revenue, Colburn School, Refunding	1.750%	8/1/26	5,000,000	5,002,985	(a)(b)
California State MFA Revenue:
CHF-Davis II, LLC, Orchard Park Student Housing Project, Green Bond, Series 2021, BAM	4.000%	5/15/39	500,000	553,533
CHF-Davis II, LLC, Orchard Park Student Housing Project, Green Bond, Series 2021, BAM	4.000%	5/15/40	550,000	607,810
California State School Finance Authority Revenue:
KIPP LA Project, Series A	5.000%	7/1/35	1,200,000	1,314,071	(c)
KIPP LA Project, Series A	5.000%	7/1/37	1,180,000	1,335,302	(c)
KIPP SoCal Project, Series A	4.000%	7/1/40	800,000	876,978	(c)
California State University Revenue:
Systemwide Series A, Refunding	5.000%	11/1/34	2,000,000	2,329,227
Systemwide Series A, Refunding	5.000%	11/1/35	1,100,000	1,280,483
Systemwide, Series C	4.000%	11/1/45	2,000,000	2,263,352
California Statewide CDA Revenue, College Housing, NCCD Hooper Street LLC	5.000%	7/1/29	800,000	831,962	(c)

Total Education				16,871,150

Health Care - 4.8%
California State MFA Revenue, Humangood Obligated Group, Series A, Refunding	4.000%	10/1/39	750,000	801,440
California State Public Finance Authority Revenue:
ENSO Village Project, Green Bond, Series A	5.000%	11/15/36	250,000	281,114
ENSO Village Project, Green Bond, Series B-3	2.125%	11/15/27	250,000	250,071	(c)
California Statewide CDA Revenue:
899 Charleston Project, Series A, Refunding	5.000%	11/1/24	625,000	650,465	(c)
Adventist Health System/West	5.000%	3/1/27	1,715,000	1,942,501	(a)(b)
Los Angeles Jewish Home for the Aging, Refunding	5.000%	11/15/30	1,100,000	1,352,226
Los Angeles Jewish Home for the Aging, Refunding	5.000%	11/15/33	1,000,000	1,223,619
Viamonte Senior Living 1 Project, Series A	5.000%	7/1/30	225,000	268,809

See Notes to Schedule of Investments.

Western Asset Intermediate Maturity California Municipals Fund 2022 Quarterly Report	1

WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care - continued
Viamonte Senior Living 1 Project, Series A	5.000%	7/1/31	$300,000	$357,890
Viamonte Senior Living 1 Project, Series A	5.000%	7/1/32	100,000	119,259

Total Health Care				7,247,394

Housing - 3.1%
California Statewide CDA Revenue, Provident Group-Pomona Properties LLC, Series A	5.600%	1/15/36	640,000	656,432	(c)
California Statewide CDA, Student Housing Revenue:
CHF Irvine LLC, Refunding	5.000%	5/15/27	1,000,000	1,133,282
CHF Irvine LLC, Refunding	5.000%	5/15/28	1,220,000	1,381,013
CHF Irvine LLC, Refunding	5.000%	5/15/29	1,250,000	1,412,803

Total Housing				4,583,530

Industrial Revenue - 14.5%
California County Tobacco Securitization Agency, Tobacco Settlement Revenue:
Series A	4.000%	6/1/34	300,000	330,858
Series A	4.000%	6/1/35	235,000	258,719
Series A	4.000%	6/1/36	275,000	302,471
Series A	4.000%	6/1/37	275,000	301,576
Series A	4.000%	6/1/38	275,000	301,023
Series A	4.000%	6/1/39	250,000	273,103
Series A	4.000%	6/1/40	500,000	545,435
California State MFA Special Facility Revenue, United Airlines, Inc., Los Angeles International Airport Project	4.000%	7/15/29	2,000,000	2,155,995	(d)
Long Beach, CA, Bond Finance Authority Revenue, Natural Gas Purchase, Series A	5.000%	11/15/24	3,000,000	3,265,125
M-S-R Energy Authority, CA, Natural Gas Revenue, Series B	6.125%	11/1/29	4,750,000	5,661,692
Northern California Energy Authority, Commodity Supply Revenue, Series A	4.000%	7/1/24	1,000,000	1,051,013	(a)(b)
San Francisco, CA, City & County Airport Commission, International Airport Revenue, SFO Fuel Company LLC, Series A, Refunding	5.000%	1/1/36	600,000	699,406	(d)
Southern California Public Power Authority, Natural Gas Project Revenue:
Project Number 1, Series A	5.250%	11/1/24	2,435,000	2,667,259

See Notes to Schedule of Investments.

2	Western Asset Intermediate Maturity California Municipals Fund 2022 Quarterly Report

WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Industrial Revenue - continued
Project Number 1, Series A	5.250%	11/1/26	$2,000,000	$2,305,614
Tobacco Securitization Authority of Southern California Revenue, Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 2, Series B	5.000%	6/1/48	1,465,000	1,663,971

Total Industrial Revenue				21,783,260

Leasing - 11.6%
California State Public Works Board, Lease Revenue, Various Capital Projects, Series B	4.000%	5/1/37	850,000	971,973
San Bernardino, CA, USD Revenue, COP, 2019 School Financing Project, AGM	5.000%	10/1/38	250,000	296,812
San Diego, CA, Public Facilities Financing Authority, Lease Revenue:
Capital Improvement Projects, Series A	5.000%	10/15/34	1,000,000	1,115,196
Capital Improvement Projects, Series A	5.000%	10/15/35	1,040,000	1,159,028
Capital Improvement Projects, Series A, Refunding	5.000%	10/15/40	1,525,000	1,886,638
Capital Improvement Projects, Series A, Refunding	5.000%	10/15/41	1,000,000	1,235,334
Capital Improvement Projects, Series A, Refunding	5.000%	10/15/46	1,000,000	1,223,026
Capital Improvement Projects, Series B	5.000%	10/15/31	2,015,000	2,251,634
Capital Improvement Projects, Series B	5.000%	10/15/32	1,145,000	1,278,609
San Mateo County, CA, Joint Powers Financing
Authority Lease Revenue, Capital Project, Series A	5.000%	7/15/38	1,000,000	1,196,820
San Mateo, CA, Foster City PFA Revenue:
Street and Flood Control Project, Series A	5.000%	5/1/36	250,000	299,472
Street and Flood Control Project, Series A	5.000%	5/1/37	250,000	299,253
Street and Flood Control Project, Series A	4.000%	5/1/38	360,000	406,149
Street and Flood Control Project, Series A	4.000%	5/1/39	300,000	337,980
Street and Flood Control Project, Series A	4.000%	5/1/40	400,000	450,074
Sanger, CA, USD Revenue, COP, Capital Projects, Refunding, AGM	5.000%	6/1/45	1,620,000	1,893,866	(e)
Tahoe-Truckee, CA, USD, COP:
School Financing Project, BAM	4.000%	6/1/36	505,000	547,338
School Financing Project, BAM	4.000%	6/1/37	610,000	660,882

Total Leasing				17,510,084

Local General Obligation - 0.5%
Santa Clara County, CA, Gilroy Unified School District, GO, 2016 Election	4.000%	8/1/41	700,000	796,879

See Notes to Schedule of Investments.

Western Asset Intermediate Maturity California Municipals Fund 2022 Quarterly Report	3

WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Other - 3.6%
California State MFA Revenue:
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/33	$1,250,000	$1,446,011	(d)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/34	1,000,000	1,155,829	(d)
Lee Lake, CA, Public Financing Authority Revenue:
Junior Lien, Series B, Refunding	5.000%	9/1/25	305,000	318,912
Senior Lien, Series A, Refunding	5.000%	9/1/22	1,000,000	1,019,472
Long Beach, CA, Marina System Revenue:
Alamitos Bay Marina Project	5.000%	5/15/28	850,000	923,120
Alamitos Bay Marina Project	5.000%	5/15/31	445,000	480,868

Total Other				5,344,212

Power - 3.9%
Anaheim, CA, Housing & Public Improvements Authority Revenue, Series A	5.000%	10/1/45	1,190,000	1,323,149
California State Community Choice Financing Authority Revenue, Clean Energy Project, Green Bond, Climate Bond Certified, Series A	4.000%	12/1/27	1,500,000	1,649,948	(a)(b)
Los Angeles, CA, Department of Water & Power, Power System Revenue, Series C	5.000%	7/1/36	1,000,000	1,165,057
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/29	750,000	773,437	*(f)
Series A	5.050%	7/1/42	70,000	72,188	*(f)
Series DDD, Refunding	5.000%	7/1/21	275,000	282,906	*(g)
Series TT	5.000%	7/1/37	450,000	464,063	*(f)
Series XX	5.250%	7/1/40	190,000	196,888	*(f)

Total Power				5,927,636

Pre-Refunded/Escrowed to Maturity - 1.3%
Golden State, CA, Tobacco Securitization Corp. Revenue:
Tobacco Settlement Funded, Series A-1, Refunding	5.000%	6/1/34	1,500,000	1,800,487	(h)
Tobacco Settlement Funded, Series A-1, Refunding	5.250%	6/1/47	175,000	177,037	(h)

Total Pre-Refunded/Escrowed to Maturity				1,977,524

Special Tax Obligation - 6.8%
Irvine, CA, Improvement Bond Act 1915, Ltd. Obligation Reassessment District No. 12-1, Refunding	5.000%	9/2/24	600,000	611,416
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	450,000	398,912

See Notes to Schedule of Investments.

4	Western Asset Intermediate Maturity California Municipals Fund 2022 Quarterly Report

WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Special Tax Obligation - continued
Restructured, Series A-1	4.550%	7/1/40	$50,000	$55,391
Restructured, Series A-2	4.329%	7/1/40	80,000	87,603
Restructured, Series A-2A	4.550%	7/1/40	2,000,000	2,215,638
Rancho Cucamonga, CA, RDA, Successor Agency Tax Allocation:
Rancho Redevelopment Project Area, Refunding, AGM	5.000%	9/1/26	1,850,000	2,014,411
Rancho Redevelopment Project Area, Refunding, AGM	5.000%	9/1/27	1,700,000	1,850,680
River Islands, CA, Public Financing Authority Special Tax, Community Facilities District No. 2003-1, Series A-1, Refunding	5.000%	9/1/27	385,000	398,316
San Francisco, CA, City & County Community Facilities, District No 2016-1, Special Tax, Series 2021	4.000%	9/1/41	800,000	855,142
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan, Subordinated Lien, Series B	5.000%	10/1/25	1,670,000	1,663,501

Total Special Tax Obligation				10,151,010

State General Obligation - 4.5%
California State, GO:
Various Purpose, Refunding	4.000%	3/1/37	1,000,000	1,143,361
Various Purpose, Refunding	4.000%	11/1/45	5,000,000	5,392,485
Puerto Rico Commonwealth Public Improvement, GO, Series A, Refunding	5.000%	7/1/41	250,000	228,125	*(f)

Total State General Obligation				6,763,971

Transportation - 20.5%
Alameda, CA, Corridor Transportation Authority Revenue, Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	2,700,000	3,038,687
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area, Series B-1 (SIFMA Municipal Swap Index Yield + 1.100%)	1.300%	4/1/24	1,000,000	1,013,912	(a)(b)
Foothill-Eastern Transportation Corridor Agency, CA, Toll Road Revenue, Senior Lien, Series A, Refunding	4.000%	1/15/46	500,000	550,078
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Subordinated, Series F	5.000%	5/15/26	4,610,000	5,218,155	(d)
Los Angeles International Airport, Subordinated, Series F	5.000%	5/15/27	1,500,000	1,729,821	(d)

See Notes to Schedule of Investments.

Western Asset Intermediate Maturity California Municipals Fund 2022 Quarterly Report	5

WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Transportation - continued
Los Angeles, CA, Harbor Department Revenue:
Series A, Refunding	5.000%	8/1/25	$2,500,000	$2,782,153	(d)
Series C-1, Refunding	5.000%	8/1/25	1,495,000	1,663,727	(d)
Port of Oakland, CA, Intermediate Lien Revenue:
Series H, Refunding	5.000%	5/1/26	1,000,000	1,137,318	(d)
Series H, Refunding	5.000%	5/1/29	750,000	907,840	(d)
San Diego County, CA, Regional Airport Authority Revenue:
Series B	5.000%	7/1/24	500,000	538,067	(d)
Series B	5.000%	7/1/25	1,395,000	1,540,347	(d)
Series C, Refunding	5.000%	7/1/23	400,000	419,828	(d)
San Francisco, CA, City & County Airport Commission, International Airport Revenue, Series A, Refunding	5.000%	5/1/34	6,000,000	7,278,763	(d)
San Jose, CA, International Airport SJC Revenue, Series A, Refunding	5.000%	3/1/33	250,000	302,320	(d)
Stockton, CA, PFA Parking Revenue:
Refunding	5.000%	3/1/34	885,000	1,027,575
Refunding	5.000%	3/1/35	500,000	579,546
Refunding	5.000%	3/1/36	975,000	1,128,406

Total Transportation				30,856,543

Water & Sewer - 12.4%
California State PCFA Water Furnishing Revenue:
San Diego County Water Authority Desalination Project, Refunding	5.000%	7/1/29	1,000,000	1,160,340	(c)
San Diego County Water Authority Desalination Project, Refunding	5.000%	7/1/39	1,000,000	1,149,280	(c)
Fillmore, CA, Wastewater Revenue:
Series 2017, Refunding, AGM	5.000%	5/1/36	1,730,000	2,014,781
Series 2017, Refunding, AGM	5.000%	5/1/37	1,040,000	1,210,638
Mountain House Public Financing Authority, CA, Utility Systems Revenue, Green Bond, Series A, BAM	4.000%	12/1/45	1,500,000	1,680,297
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A, Refunding	5.000%	7/1/47	500,000	566,900	(c)
Stockton, CA, PFA Revenue:
1998 Wastewater Project and 2003 Wastewater Project, Refunding, BAM	5.000%	9/1/26	1,375,000	1,496,346

See Notes to Schedule of Investments.

6	Western Asset Intermediate Maturity California Municipals Fund 2022 Quarterly Report

WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Water & Sewer - continued
1998 Wastewater Project and 2003
Wastewater Project, Refunding, BAM	5.000%	9/1/27	$1,000,000	$1,086,192
1998 Wastewater Project and 2003
Wastewater Project, Refunding, BAM	5.000%	9/1/28	1,500,000	1,629,289
Green Bond, Series A, Refunding, BAM	5.000%	10/1/32	1,000,000	1,199,526
Green Bond, Series A, Refunding, BAM	5.000%	10/1/33	2,000,000	2,397,195
Tulare, CA, Sewer Revenue:
Refunding, AGM	5.000%	11/15/28	1,200,000	1,347,940
Refunding, AGM	5.000%	11/15/29	1,500,000	1,684,925

Total Water & Sewer				18,623,649

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $144,318,462)				148,436,842

SHORT-TERM INVESTMENTS - 1.6%
MUNICIPAL BONDS - 1.6%
Health Care - 0.6%
Regents of the University of California Medical Center Pooled Revenue, Series O-2, Refunding	0.040%	5/15/45	1,000,000	1,000,000	(i)(j)

Housing - 0.8%
California Statewide CDA, MFH Revenue, IAC Project, Series W-3, Refunding, LOC - Wells Fargo Bank N.A.	0.060%	4/1/25	1,200,000	1,200,000	(d)(i)(j)

Industrial Revenue - 0.1%
California State MFA Revenue, Chevron USA Inc. Project, Series A	0.060%	11/1/35	100,000	100,000	(i)(j)

Transportation - 0.1%
San Francisco, CA, City & County Airport Commission, International Airport Revenue, Second Series A, Refunding, LOC - Bank of America N.A.	0.180%	5/1/30	100,000	100,000	(d)(i)(j)

TOTAL SHORT-TERM INVESTMENTS (Cost - $2,400,000)				2,400,000

TOTAL INVESTMENTS - 100.3% (Cost - $146,718,462)				150,836,842

Liabilities in Excess of Other Assets - (0.3)%				(427,763)
TOTAL NET ASSETS - 100.0%				$150,409,079

See Notes to Schedule of Investments.

Western Asset Intermediate Maturity California Municipals Fund 2022 Quarterly Report	7

WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

*	Non-income producing security.

(a)	Maturity date shown represents the mandatory tender date.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(e)	Securities traded on a when-issued or delayed delivery basis.

(f)	The coupon payment on this security is currently in default as of February 28, 2022.

(g)	The maturity principal is currently in default as of February 28, 2022.

(h)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(i)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(j)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
BAM	— Build America Mutual - Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
GO	— General Obligation
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MFH	— Multi-Family Housing
PCFA	— Pollution Control Financing Authority
PFA	— Public Facilities Authority
RDA	— Redevelopment Agency
SIFMA	— Securities Industry and Financial Markets Association
USD	— Unified School District

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

8	Western Asset Intermediate Maturity California Municipals Fund 2022 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate Maturity California Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The

9

Notes to Schedule of Investments (unaudited) (cont’d)

Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

10

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$148,436,842	—	$148,436,842
Short-Term Investments†	—	2,400,000	—	2,400,000

Total Investments	—	$150,836,842	—	$150,836,842

†	See Schedule of Investments for additional detailed categorizations.

11